Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,900,462	¥ 1,488,239
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(421,392)	(414,106)
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,900,462	1,488,239
Investment securities at fair value through other comprehensive income	33,792,679	27,360,031
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(421,392)	(414,106)
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,129,127	1,029,481	¥ 915,356	¥ 919,971
Financial assets at fair value through profit or loss	750,340	735,668
Investment securities at fair value through other comprehensive income	500,485	464,821
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(135,950)	(185,020)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(135,950)	(185,020)	(228,601)	(291,086)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(135,950)	(185,020)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	424	1,007
Financial liabilities, Unfavorable changes	437	1,109
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	666,125	650,467
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	84,215	85,201
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	12,559	7,852
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	51	62
Financial liabilities, Unfavorable changes	50	61
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(4,036)	(3,248)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	7
Financial assets, Unfavorable changes	6
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(3,940)	(4,567)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	5	6
Financial assets, Unfavorable changes	5	6
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	9,370	13,825
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	3,094	2,462
Financial assets, Unfavorable changes	3,065	2,467
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	299	150
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	18	17
Financial assets, Unfavorable changes	18	17
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	750,340	735,668	672,589	728,897
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	666,125	650,467	633,479	693,013
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	257	917
Financial assets, Unfavorable changes	2,718	4,533
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	84,215	85,201	39,110	35,884
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	263	362
Financial assets, Unfavorable changes	688	875
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	500,485	464,821	460,461	468,713
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	500,485	464,821	¥ 460,461	¥ 468,713
Investment securities at fair value through other comprehensive income	500,485	464,821
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	17,038	15,368
Financial assets, Unfavorable changes	¥ 17,038	¥ 15,368